Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Undistributed earnings of foreign subsidiaries	$ 2,700.0
Chane in valuation allowance	(116.7)	0.8	(32.7)
Net deferred tax assets (liabilities)	(13.4)	(6.4)
Valuation allowance	145.8	262.5
Net operating loss carryforwards	685.5
Net operating loss carryforwards not subject to expiration	482.2
Income taxes paid	116.4	88.3	67.8
Unrecognized income tax benefits that would affect effective tax rate	71.1	48.2
Accrued or deferred taxes relating to uncertain income tax positions	23.0	14.2
Accrued interest and penalties relating to unrecognized tax benefits	7.6	5.2
Net impact of movements in gross unrecognized tax benefits reserves on income statement		21.7
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Chane in valuation allowance	149.3
Net operating loss carryforwards	335.4
Foreign [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	350.1
United Kingdom [Member]
Income Taxes [Line Items]
Tax contingency reserves reclassified to gross unrecognized tax benefits reserves		5.0
2012 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, by expiration date	1.1
2014 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, by expiration date	0.4
More than Three and within Four Years from Balance Sheet Date [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, by expiration date	69.0
2016 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, by expiration date	132.8
Foreign Tax Assets [Member]
Income Taxes [Line Items]
Chane in valuation allowance			$ 39.5